Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
The Company leases certain office space and equipment under various non-cancelable operating leases. These leases have original terms ranging from 1 year to 25 years. Operating lease liabilities and ROU assets are recognized at the lease commencement date based upon the present value of the future minimum lease payments over the lease term. Operating lease liabilities are recorded within other liabilities and ROU assets are recorded within other assets in the Company’s Consolidated Balance Sheets. The information presented within this Note excludes discontinued operations. Refer to Note 24, “Discontinued Operations” for further discussion regarding discontinued operations.
As of the dates indicated, the Company had the following related to operating leases:

	As of December 31, 2022	As of December 31, 2021
	(In thousands)
Right-of-use assets	$48,817	$74,092
Lease liabilities	52,105	78,977
Finance leases are not material. Finance lease liabilities are recorded within other liabilities and finance ROU assets are recorded within other assets in the Company’s Consolidated Balance Sheets.
The following table is a summary of the Company’s components of net lease cost for the periods indicated:

	For the Year Ended December 31,
	2022	2021	2020
	(In thousands)
Operating lease cost	$12,716	$12,559	$12,360
Finance lease cost	309	160	60
Variable lease cost	2,547	2,012	1,889
Total lease cost	$15,572	$14,731	$14,309
During the years ended December 31, 2022, 2021, and 2020 the Company made $15.2 million, $13.6 million, and $12.2 million in cash payments for operating and finance leases, respectively.
Supplemental balance sheet information related to operating leases as of the dates indicated is as follows:

	As of December 31, 2022	As of December 31, 2021
Weighted-average remaining lease term (in years)	7.25	7.89
Weighted-average discount rate	2.62%	2.52%
The following table sets forth the undiscounted cash flows of base rent related to operating leases outstanding as of December 31, 2022 with payments scheduled over the next five years and thereafter, including a reconciliation to the operating lease liability recognized in other liabilities in the Company’s Consolidated Balance Sheets:

As of December 31, 2022
Year	(In thousands)
2023	$12,472
2024	9,774
2025	7,804
2026	6,763
2027	5,602
Thereafter	15,075
Total minimum lease payments	57,490
Less: amount representing interest	5,385
Present value of future minimum lease payments	$52,105
Lease Modifications and Terminations:
During the year ended December 31, 2022, management determined not to exercise a future lease term extension option related to three leases, which had previously been included in its determination of future lease payments, to exercise a future lease term extension option related to two leases, which had not previously been included in its determination of future lease payments, and to terminate four leases. Accordingly, the Company remeasured the present value of the future lease payments related to such leases which resulted in a net reduction of the lease liabilities and a corresponding net reduction of the lease ROU assets of $14.8 million. In connection with the lease terminations, the Company recorded an impairment charge of $0.6 million.
During the year ended December 31, 2021, management made the decision to terminate four leases, one of which was acquired in connection with the Company’s acquisition of Century. Accordingly, the Company remeasured the ROU assets and lease liabilities which resulted in acceleration of the ROU asset amortization. The additional amortization recorded as a result of the acceleration was $1.7 million during the year ended December 31, 2021. These leases were terminated during the year ended December 31, 2022.
Lease Abandonments:
As of December 31, 2021, management made the decision to close three leased locations. Management performed an analysis pursuant to ASC 360, “Property, Plant, and Equipment,” (“ASC 360” ) and determined that such closures represented lease abandonments. As a result of that analysis, the Company recognized an impairment charge on these leases of $0.3 million. During the year ended December 31, 2022, there were no lease abandonments.
Sub-leases:
As of December 31, 2021, management made the decision to and was pursuing the sublet of five leases, two of which were acquired in connection with the Company’s acquisition of Century. In connection with this decision, management performed a recoverability analysis pursuant to ASC 360. As a result of that analysis, the Company recorded an impairment charge of $0.5 million. During the year ended December 31, 2022, there were no additional lease sublets.

Leases	Leases
The Company leases certain office space and equipment under various non-cancelable operating leases. These leases have original terms ranging from 1 year to 25 years. Operating lease liabilities and ROU assets are recognized at the lease commencement date based upon the present value of the future minimum lease payments over the lease term. Operating lease liabilities are recorded within other liabilities and ROU assets are recorded within other assets in the Company’s Consolidated Balance Sheets. The information presented within this Note excludes discontinued operations. Refer to Note 24, “Discontinued Operations” for further discussion regarding discontinued operations.
As of the dates indicated, the Company had the following related to operating leases:

	As of December 31, 2022	As of December 31, 2021
	(In thousands)
Right-of-use assets	$48,817	$74,092
Lease liabilities	52,105	78,977
Finance leases are not material. Finance lease liabilities are recorded within other liabilities and finance ROU assets are recorded within other assets in the Company’s Consolidated Balance Sheets.
The following table is a summary of the Company’s components of net lease cost for the periods indicated:

	For the Year Ended December 31,
	2022	2021	2020
	(In thousands)
Operating lease cost	$12,716	$12,559	$12,360
Finance lease cost	309	160	60
Variable lease cost	2,547	2,012	1,889
Total lease cost	$15,572	$14,731	$14,309
During the years ended December 31, 2022, 2021, and 2020 the Company made $15.2 million, $13.6 million, and $12.2 million in cash payments for operating and finance leases, respectively.
Supplemental balance sheet information related to operating leases as of the dates indicated is as follows:

	As of December 31, 2022	As of December 31, 2021
Weighted-average remaining lease term (in years)	7.25	7.89
Weighted-average discount rate	2.62%	2.52%
The following table sets forth the undiscounted cash flows of base rent related to operating leases outstanding as of December 31, 2022 with payments scheduled over the next five years and thereafter, including a reconciliation to the operating lease liability recognized in other liabilities in the Company’s Consolidated Balance Sheets:

As of December 31, 2022
Year	(In thousands)
2023	$12,472
2024	9,774
2025	7,804
2026	6,763
2027	5,602
Thereafter	15,075
Total minimum lease payments	57,490
Less: amount representing interest	5,385
Present value of future minimum lease payments	$52,105
Lease Modifications and Terminations:
During the year ended December 31, 2022, management determined not to exercise a future lease term extension option related to three leases, which had previously been included in its determination of future lease payments, to exercise a future lease term extension option related to two leases, which had not previously been included in its determination of future lease payments, and to terminate four leases. Accordingly, the Company remeasured the present value of the future lease payments related to such leases which resulted in a net reduction of the lease liabilities and a corresponding net reduction of the lease ROU assets of $14.8 million. In connection with the lease terminations, the Company recorded an impairment charge of $0.6 million.
During the year ended December 31, 2021, management made the decision to terminate four leases, one of which was acquired in connection with the Company’s acquisition of Century. Accordingly, the Company remeasured the ROU assets and lease liabilities which resulted in acceleration of the ROU asset amortization. The additional amortization recorded as a result of the acceleration was $1.7 million during the year ended December 31, 2021. These leases were terminated during the year ended December 31, 2022.
Lease Abandonments:
As of December 31, 2021, management made the decision to close three leased locations. Management performed an analysis pursuant to ASC 360, “Property, Plant, and Equipment,” (“ASC 360” ) and determined that such closures represented lease abandonments. As a result of that analysis, the Company recognized an impairment charge on these leases of $0.3 million. During the year ended December 31, 2022, there were no lease abandonments.
Sub-leases:
As of December 31, 2021, management made the decision to and was pursuing the sublet of five leases, two of which were acquired in connection with the Company’s acquisition of Century. In connection with this decision, management performed a recoverability analysis pursuant to ASC 360. As a result of that analysis, the Company recorded an impairment charge of $0.5 million. During the year ended December 31, 2022, there were no additional lease sublets.